Document and Entity Information	May 21, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 21, 2025
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address Address Line 1	c/o Magnachip Semiconductor, Ltd.
Entity Address Address Line 2	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address Address Line 3	Cheongju-si
Entity Address City Or Town	Chungcheongbuk-do
Entity Address Postal Zip Code	28581
Entity Address Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 23, 2025, Magnachip Semiconductor Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that Theodore S. Kim will depart from his employment and executive officer roles with the Company, effective October 22, 2025. This Amendment No.1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K, including the date of departure and the provision of the executed Separation Agreement entered into by and among the Company, Magnachip Semiconductor, Ltd. (“MSK”), which is the Company’s Korean operating subsidiary, and Mr. Theodore Kim, and to file the Separation Agreement as Exhibit 10.1 hereto. The remainder of the Original Form 8-K is unchanged.
Entity Central Index Key	0001325702